SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 18 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) airport security (b) other aviation related services and (c) authentication technology. The Company also incurs general corporate expenses and costs which are not allocated to the reportable business segments but have been included in the “unallocated corporate” component which does not generate revenue and contains primarily non-operational expenses. The airport security segment includes the I-SEC International group. The airport security segment provides security services primarily to airlines and airport authorities in Europe. The other aviation related services segment includes Huntleigh USA. The other aviation related services segment provides various services to airlines within airports in the United States of America. The authentication technology represents the AU10TIX Technologies group. The authentication technology segment provides authentication services to financial and other companies, predominantly in the United States of America. The Company’s operating segments are the same as its reportable segments.

The Company’s Managing Directors and CFO are our chief operating decision makers (CODMs), who are the highest level of management responsible for assessing the Company’s overall performance. The CODMs allocate resources to and assess the performance of each operating segment using information about the operating segment's revenue and income (loss) from operations. Our CODMs do not evaluate operating segments using asset or liability information.

The CODMs consider monthly results and use that information when making decisions about the allocation of operating and capital resources to each segment. The CODMs are regularly provided with disaggregates expense information at the segment level which includes the corporate expenses, which are included in ‘other segment items’ in the following tables reconciliation purposes.

Revenue and costs and expenses are directly attributed to the segments they belong. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The following table sets forth our segment information of revenue, labor costs, depreciation and amortization, other costs and expenses, net income (loss), goodwill and total assets:

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

	Unallocated Corporate	Airport Security	Other Aviation Related Services	Authentication Technology	Total
Year ended December 31, 2025:
Revenue	$-	$421,818	$81,106	$31,452	$534,376
Labor costs (1)	1,261	393,624	68,082	25,208	488,175
Depreciation and amortization	53	839	326	883	2,101
Other costs and expenses	2,536	31,303	11,146	17,596	62,581
Net income (loss)	(3,850)	(3,948)	1,552	(12,235)	(18,481)
Goodwill	-	713	-	-	713
Total assets	9,682	81,138	19,723	55,004	165,547

Year ended December 31, 2024:
Revenue	$-	$362,799	$74,526	$45,985	$483,310
Labor costs (1)	1,324	338,326	63,105	27,000	429,755
Depreciation and amortization	68	678	354	1,271	2,371
Other costs and expenses	2,472	25,612	10,513	16,488	55,085
Net income (loss)	(3,864)	(1,817)	554	1,226	(3,901)
Goodwill	-	633	-	-	633
Total assets	19,791	80,422	18,832	66,737	185,782

Year ended December 31, 2023:
Revenue	$-	$309,335	66,463	$55,744	$431,542
Labor costs (1)	1,091	284,083	56,346	29,507	371,027
Depreciation and amortization	5	904	307	1,463	2,679
Other costs and expenses	2,215	21,771	9,796	13,483	47,265
Net income (loss)	(3,311)	2,577	14	11,291	10,571
Goodwill	-	668	-	-	668
Total assets	17,740	81,733	19,325	78,298	197,096

(1)	Labor costs includes employee payroll, share-based compensation, bonus, and employee benefits, insurances and other.

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customer’s invoicing address:

	Year Ended December 31,
	2025	2024	2023
Germany	$158,224	$128,278	$114,176
Spain	130,258	113,177	82,217
The Netherlands	111,804	106,027	101,512
United States	93,008	97,000	99,765
Other countries	41,082	38,828	33,872
Total revenue	$534,376	$483,310	$431,542

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization, by country:

	December 31,
	2025	2024
Germany	$595	$567
Spain	254	224
The Netherlands	1,810	1,101
United States	431	541
Other countries	1,537	2,233
Total property and equipment, net	$4,757	$4,666

Property and equipment, net, in other countries include $1,438 and $1,479 property and equipment in Israel, as of December 31, 2025 and 2024, respectively.